Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN INSTITUTIONAL FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 01, 2019
Document Creation Date	dei_DocumentCreationDate	Jan. 22, 2020